Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
ASU 2014-09 and ASC Topic 340-40
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of comparison between the reported consolidated balance sheet and statements of operations to the amounts had Topic 605 been in effect

The following tables compare the reported consolidated balance sheet and statements of operations, as of and for the year ended December 31, 2019, to the amounts had Topic 605 been in effect.

	As of December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topic 606 and	As reported
	Topic 605	Topic 605	Topic 340-40	Topic 606
Assets
Current assets
Cash and cash equivalents	$81,183	$121,101	$—	$121,101
Accounts receivable, net	184,565	204,268	233	204,501
Prepaid income taxes	5,085	6,732	(2,189)	4,543
Prepaid and other current assets(1)	12,390	20,080	3,333	23,413
Total current assets	283,223	352,181	1,377	353,558
Property and equipment, net	29,393	29,632	—	29,632
Intangible assets, net	54,001	46,313	—	46,313
Goodwill	446,318	480,065	—	480,065
Investment in joint venture	—	1,725	—	1,725
Deferred income taxes	81,066	72,611	(21,543)	51,068
Other assets(1)	29,595	26,517	5,721	32,238
Total assets	$923,596	$1,009,044	$(14,445)	$994,599
Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$8,567	$17,669	$—	$17,669
Accruals and other current liabilities	136,699	167,225	292	167,517

	As of December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topic 606 and	As reported
	Topic 605	Topic 605	Topic 340-40	Topic 606
Deferred revenues	287,682	282,070	(77,079)	204,991
Income taxes payable	2,794	1,030	1,206	2,236
Total current liabilities	435,742	467,994	(75,581)	392,413
Long-term debt	258,750	233,750	—	233,750
Deferred revenues	49,769	56,121	(47,967)	8,154
Deferred income taxes	10,470	7,627	633	8,260
Income taxes payable	12,904	6,321	1,819	8,140
Other liabilities	8,530	9,263	—	9,263
Total liabilities	776,165	781,076	(121,096)	659,980
Stockholders’ equity
Common stock	2,502	2,548	—	2,548
Additional paid-in capital	392,896	408,667	—	408,667
Accumulated other comprehensive loss	(29,414)	(23,086)	(841)	(23,927)
Accumulated deficit(2)	(218,553)	(160,161)	107,492	(52,669)
Total stockholders’ equity	$147,431	$227,968	$106,651	$334,619
Total liabilities and stockholders’ equity	$923,596	$1,009,044	$(14,445)	$994,599
(1)	As of December 31, 2019, contract cost assets of $2,690 were included in Prepaid and other current assets and $5,235 were included in Other assets.
(2)	Included in Accumulated deficit on the opening balance of January 1, 2019 is $107,822, net of tax, for the cumulative effect adjustment of adopting Topics 606 and 340‑40.

	Year Ended December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topics 606	As reported
	Topic 605	Topic 605	and 340-40	Topic 606
Revenues:
Subscriptions	$557,421	$613,925	$(5,625)	$608,300
Perpetual licenses	61,065	52,519	7,174	59,693
Subscriptions and licenses	618,486	666,444	1,549	667,993
Services	73,224	68,405	256	68,661
Total revenues	691,710	734,849	1,805	736,654
Cost of revenues:
Cost of subscriptions and licenses	55,113	71,439	139	71,578

	Year Ended December 31,
	2018	2019
			Impact from
			the adoption of
	As reported	As adjusted	Topics 606	As reported
	Topic 605	Topic 605	and 340-40	Topic 606
Cost of services	76,211	72,572	—	72,572
Total cost of revenues	131,324	144,011	139	144,150
Gross profit	560,386	590,838	1,666	592,504
Operating expenses:
Research and development	175,032	183,552	—	183,552
Selling and marketing	160,635	155,274	20	155,294
General and administrative	89,328	97,580	—	97,580
Amortization of purchased intangibles	14,000	14,213	—	14,213
Total operating expenses	438,995	450,619	20	450,639
Income from operations	121,391	140,219	1,646	141,865
Interest expense, net	(8,765)	(8,199)	—	(8,199)
Other income (expense), net	236	(5,557)	—	(5,557)
Income before income taxes	112,862	126,463	1,646	128,109
Provision for income taxes	(29,250)	21,762	1,976	23,738
Equity in loss of joint venture, net of tax	—	1,275	—	1,275
Net income	$142,112	$103,426	$(330)	$103,096